Share-based Compensation - Components of Share-based Compensation Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		$ 9,671	$ 12,307	[1]	$ 8,566
Simple Warrants | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		1,299	2,899		1,539
Performance Warrants | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation			361		(42)
Stock Options | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		78	(14)		651
Restricted Share Units | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	[2]	9,423	6,789		4,069
Deferred Share Units | Cash Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	[2],[3]	$ (1,129)	$ 2,272		$ 2,349

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	For the year ended December 31, 2022, the Company recognized share-based compensation recovery under Nova’s RSU plan of $107 and share-based compensation expense under Nova’s DSU plan of $404.
[3]	Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each reporting period. Fluctuations in the fair value are recognized during the period in which they occur.